CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (DEFICIT) (Parenthetical) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Condensed Statement of Income Captions [Line Items]
Foreign currency translation adjustment, taxes
Issuance cost			¥ 24,801
Other Comprehensive Income (Loss), Unrealized Holding Gain (Loss) on Securities Arising During Period, Tax	42
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI for Sale of Securities, Tax	¥ 42